Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2016	Mar. 31, 2016
Other assets-Other:
Securities received as collateral		¥ 366,773	¥ 318,112
Goodwill and other intangible assets		97,928	110,532
Deferred tax assets		35,148	36,130
Investments in equity securities for other than operating purposes		230,446	130,357
Prepaid expenses		11,685	30,997
Other		420,624	348,383
Total, Other assets-Other		1,162,604	974,511
Other liabilities:
Obligation to return securities received as collateral		366,773	318,112
Accrued income taxes		27,122	32,947
Other accrued expenses and provisions		304,203	389,338
Other	[1]	432,084	460,250
Total, Other liabilities		¥ 1,130,182	¥ 1,200,647

[1]	Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. The amounts of carrying values were \242,496 million and \230,163 million and estimated fair values were \244,246 million and \231,572 million, as of March 31, 2016 and as of September 30, 2016, respectively. Fair value is estimated by discounting future cash flows and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.